Provisions and other long-term liabilities (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 06, 2023 USD ($)	Feb. 06, 2023 GBP (£)	Jan. 08, 2020 GBP (£)
Disclosure of other provisions [line items]
Other provisions at beginning of period	$ 51,947,000	$ 62,848,000
Addition to provision / changes in estimates	9,834,000	(7,612,000)
Exchange difference	1,912,000	(1,983,000)
Foreign currency translation	704,000	(563,000)
Amortization	(127,000)	(2,407,000)
Unwinding of discount	3,288,000	3,188,000
Amounts used during the year	(6,553,000)	(1,524,000)
Liabilities associated with assets held for sale	(26,922,000)
Other provisions at end of period	34,083,000	51,947,000
Amount of Assets Under Freeze			$ 409,000	£ 330,022	£ 4,465,600
Generating gain from previously recognized contingent liability	2,568,000
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Other provisions at beginning of period	40,903,000	45,842,000
Addition to provision / changes in estimates	7,374,000	(4,942,000)
Exchange difference	1,172,000	(669,000)
Foreign currency translation	717,000	(577,000)
Amortization		0
Unwinding of discount	2,794,000	2,641,000
Amounts used during the year	(2,502,000)	(1,392,000)
Liabilities associated with assets held for sale	(26,922,000)
Other provisions at end of period	23,536,000	40,903,000
Provision For Deferred Income [member]
Disclosure of other provisions [line items]
Other provisions at beginning of period	757,000	3,331,000
Addition to provision / changes in estimates	0	0
Exchange difference	180,000	(167,000)
Amortization	(127,000)	(2,407,000)
Unwinding of discount	0
Other provisions at end of period	810,000	757,000
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Other provisions at beginning of period	10,287,000	13,675,000
Addition to provision / changes in estimates	2,460,000	(2,670,000)
Exchange difference	560,000	(1,147,000)
Foreign currency translation	(13,000)	14,000
Amortization		0
Unwinding of discount	494,000	547,000
Amounts used during the year	(4,051,000)	(132,000)
Other provisions at end of period	$ 9,737,000	$ 10,287,000